CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income/( loss)	$ (1,651,273)	$ (1,225,300)	$ (123,239,785)
Less: Net loss from discontinued operations	0	(1,708,270)	(121,431,038)
Net (loss)/income from continuing operations	(1,651,273)	482,970	(1,808,747)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Impairment loss	835,344	0	0
Gain from disposal of intangible assets	0	(8,340)	0
Stock-based compensation	286,132	0	0
Changes in operating assets and liabilities, net of effect of acquisitions
Accounts receivable, net of allowance including net impact of acquisition of subidairies and VIE	835,533	(1,648,000)	166,535
Prepaid expenses and other current assets including net impact of acquisition of subsidiaries and VIE	(717,806)	197,324	0
Accrued expenses and other current liabilities including net impact of acquisition of subidiaries and VIE	(183,606)	79,788	570,562
Other non-current liabilities	0	(29,540)	(118,160)
Net cash used in continuing operations	(595,676)	(925,798)	(1,189,810)
Net cash (used in)/provided by discontinued operations	0	281,177	(3,141,380)
Net cash used in operating activities	(595,676)	(644,621)	(4,331,190)
Cash flows from investing activities:
Digital assets received as payment	(17,863)	0	0
Digital assets used to pay expenses	7,571	0	0
Proceeds from disposal of subsidiaries, VIIE and VIE's subsidiaries, Net of cash disposed	0	516,930	0
Cash acquired from acquisition of subsidiary and VIE	144	71,409	0
Net cash (used in)/provided by continuing operations	(10,148)	588,339	0
Net cash used in discontinued operations	0	0	(13,064)
Net cash (used in)/provided by investing activities	(10,148)	588,339	(13,064)
Cash flows from financing activities:
Issuance of common stock	300,000	0	0
Net cash provided by continuing operations	300,000	0	0
Net cash provided by discontinued operations	0	0	1,686,123
Net cash provided by financing activities	300,000	0	1,686,123
Effect of exchange rate changes	45,396	134,820	(1,897,366)
Increase/(decrease) in cash and cash equivalents	(260,428)	78,538	(4,555,497)
Cash and cash equivalents, beginning of the year	435,211	356,673	4,912,170
Cash and cash equivalents, end of the year	174,783	435,211	356,673
Supplement disclosure of cash flow information:
Interest paid	$ 4	$ 210,752	$ 354,830